ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2013
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 14:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended December 31,
	2013	2012	2011

United States	$17,529	$16,568	$10,729
Europe	3,265	3,646	2,191
Israel	1,818	2,234	948
Far East	1,774	1,478	869
Other	811	1,553	432

	$25,197	$25,479	$15,169

For the year ended December 31, 2013, no single customer accounted more than 10% of the Company's total revenues. For the year ended December 31, 2012, one of the Company's OEM partners accounted for approximately 10.9% of its revenues (13.4% in 2011). For the year ended December 31, 2012, another OEM partner accounted for approximately 2.4% of the Company's revenues (10.7% in 2011).

All of the Company's long-lived assets are located in Israel apart for assets in insignificant amounts which are located elsewhere.